Loan receivables in the financial services segment - Summary of Loan Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Loan Receivables [Line Items]
Loan receivables in the financial services segment	$ 105	$ 54
Loan receivables in the financial services segment	431	272
Gross carrying amount
Disclosure of Loan Receivables [Line Items]
Loan receivables in the financial services segment	112	54
Loan receivables in the financial services segment	474	306
Loss allowance
Disclosure of Loan Receivables [Line Items]
Loan receivables in the financial services segment	(7)
Loan receivables in the financial services segment	$ (43)	$ (34)